Balance Sheet Details	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details	Balance Sheet Details
Property and Equipment, Net
The components of property and equipment, net were as follows (in millions):

	As of
	December 31, 2022	December 31, 2021
Land	$14	$14
Buildings and Leasehold improvements	70	62
Equipment	24	20
Vehicles	7	3
Other	15	15
	130	114
Less accumulated depreciation and amortization	(39)	(20)
Total property and equipment, net	$91	$94
Other Current Liabilities
The components of other current liabilities were as follows (in millions):

	As of
	December 31, 2022	December 31, 2021
Accrued compensation	$52	$51
Other accrued expenses	18	28
Total accrued expenses and other current liabilities	$70	$79